Income Taxes (Details) - Schedule of Deferred Tax Assets Resulting from Differences Between Financial Accounting Basis and Tax Basis of Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Provision for doubtful accounts	$ 1,185,047	$ 1,369,968
Net operating loss carry-forwards		214,893
Expenses not currently deductible		292,675
Total deferred tax assets	1,185,047	1,877,536
Less: valuation allowance	(766,476)	(1,566,959)
Net deferred tax assets	418,571	310,577
Deferred tax liabilities:
Intangible assets acquired from business combinations	114,650	291,858
Revenue not currently taxable		418,066
Other		17,402
Total deferred tax liabilities	$ 114,650	$ 727,326